PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 35,157	$ 21,376
Less accumulated depreciation	18,956	12,626
Depreciated cost	16,201	8,750
Depreciation	5,654	4,538	$ 4,999
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use		1,908
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	17,388	12,127
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	13,856	6,693
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 3,913	$ 2,556